IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Assets
Cash and due from banks	$ 6,287	$ 7,512	$ 6,552	$ 6,437
Interest-bearing deposits with banks	113,672	109,417
Trading loans, securities, and other	234,888	220,136
Non-trading financial assets at fair value through profit or loss	8,425	7,395
Derivatives	83,371	82,972
Financial assets designated at fair value through profit or loss	7,038	6,986
Financial assets at fair value through other comprehensive income	127,872	126,369
Debt securities at amortized cost, net of allowance for credit losses	234,270	240,439
Securities purchased under reverse repurchase agreements	222,925	247,078
Loans
Residential mortgages	308,151	315,063
Consumer installment and other personal	266,630	259,033
Credit card	41,070	41,662
Business and government	351,201	345,943
Total loans	967,052	961,701
Allowance for loan losses	(8,566)	(8,689)
Loans, net of allowance for loan losses	958,486	953,012
Goodwill	18,472	18,980
Other intangibles	3,437	3,409
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	9,915	10,132
Deferred tax assets	4,983	5,388
Amounts receivable from brokers, dealers, and clients	37,015	27,345
Other assets	28,250	27,988
Total assets	2,099,306	2,094,558
Liabilities
Trading deposits	42,328	37,882
Derivatives	83,495	79,356
Securitization liabilities at fair value	25,399	25,283
Financial liabilities designated at fair value through profit or loss	225,237	197,635
Deposits
Personal	638,426	650,396
Banks	24,529	27,233
Business and government	582,189	589,475
Total deposits, other than trading	1,245,144	1,267,104
Obligations related to securities sold short	41,455	43,795
Obligations related to securities sold under repurchase agreements	213,782	221,150
Securitization liabilities at amortized cost	15,021	14,841
Amounts payable to brokers, dealers, and clients	29,328	27,434
Insurance contract liabilities	7,370	7,278
Other liabilities	34,509	34,240
Subordinated notes and debentures	10,642	10,733
Equity	125,596	127,827	$ 119,004
Total liabilities and equity	2,099,306	2,094,558
Off-balance sheet commitments
Total off-balance sheet commitments	395,003	394,178
Not later than one month [member]
Assets
Cash and due from banks	6,287	7,512
Interest-bearing deposits with banks	110,870	106,857
Trading loans, securities, and other	3,308	4,243
Non-trading financial assets at fair value through profit or loss	0	0
Derivatives	10,414	10,478
Financial assets designated at fair value through profit or loss	408	271
Financial assets at fair value through other comprehensive income	1,785	1,959
Debt securities at amortized cost, net of allowance for credit losses	1,574	4,850
Securities purchased under reverse repurchase agreements	160,563	164,872
Loans
Residential mortgages	5,379	3,463
Consumer installment and other personal	1,624	1,115
Credit card	0	0
Business and government	67,097	59,741
Total loans	74,100	64,319
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	74,100	64,319
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	0	0
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	37,015	27,345
Other assets	5,431	5,207
Total assets	411,755	397,913
Liabilities
Trading deposits	2,154	3,346
Derivatives	13,868	10,690
Securitization liabilities at fair value	33	0
Financial liabilities designated at fair value through profit or loss	71,453	48,996
Deposits
Personal	15,434	15,300
Banks	10,149	15,232
Business and government	21,121	18,548
Total deposits, other than trading	46,704	49,080
Obligations related to securities sold short	2,494	2,677
Obligations related to securities sold under repurchase agreements	187,630	196,625
Securitization liabilities at amortized cost	0	0
Amounts payable to brokers, dealers, and clients	29,328	27,434
Insurance contract liabilities	222	215
Other liabilities	8,261	5,198
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	362,147	344,261
Off-balance sheet commitments
Total off-balance sheet commitments	12,534	17,867
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	583	724
Trading loans, securities, and other	6,034	5,867
Non-trading financial assets at fair value through profit or loss	0	0
Derivatives	14,640	12,594
Financial assets designated at fair value through profit or loss	257	226
Financial assets at fair value through other comprehensive income	2,732	4,006
Debt securities at amortized cost, net of allowance for credit losses	4,092	3,768
Securities purchased under reverse repurchase agreements	33,191	40,541
Loans
Residential mortgages	11,830	7,240
Consumer installment and other personal	3,873	2,652
Credit card	0	0
Business and government	15,673	12,360
Total loans	31,376	22,252
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	31,376	22,252
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	2	3
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	4,441	2,630
Total assets	97,348	92,611
Liabilities
Trading deposits	7,618	4,147
Derivatives	13,526	13,350
Securitization liabilities at fair value	485	1,096
Financial liabilities designated at fair value through profit or loss	56,421	46,231
Deposits
Personal	24,951	30,652
Banks	4,179	96
Business and government	27,199	20,498
Total deposits, other than trading	56,329	51,246
Obligations related to securities sold short	1,769	575
Obligations related to securities sold under repurchase agreements	20,130	20,970
Securitization liabilities at amortized cost	188	719
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	411	405
Other liabilities	2,564	6,600
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	159,441	145,339
Off-balance sheet commitments
Total off-balance sheet commitments	41,909	46,516
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	206	39
Trading loans, securities, and other	7,188	5,219
Non-trading financial assets at fair value through profit or loss	521	0
Derivatives	7,753	7,269
Financial assets designated at fair value through profit or loss	625	543
Financial assets at fair value through other comprehensive income	5,455	3,698
Debt securities at amortized cost, net of allowance for credit losses	9,228	5,670
Securities purchased under reverse repurchase agreements	17,136	28,394
Loans
Residential mortgages	18,504	16,334
Consumer installment and other personal	8,194	6,373
Credit card	0	0
Business and government	17,375	13,577
Total loans	44,073	36,284
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	44,073	36,284
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	4	2
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	1,120	3,076
Total assets	93,309	90,194
Liabilities
Trading deposits	3,793	5,288
Derivatives	9,728	8,930
Securitization liabilities at fair value	1,061	570
Financial liabilities designated at fair value through profit or loss	48,410	57,600
Deposits
Personal	25,720	24,351
Banks	0	56
Business and government	17,904	19,236
Total deposits, other than trading	43,624	43,643
Obligations related to securities sold short	946	1,304
Obligations related to securities sold under repurchase agreements	5,136	3,017
Securitization liabilities at amortized cost	362	182
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	617	607
Other liabilities	2,266	2,535
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	115,943	123,676
Off-balance sheet commitments
Total off-balance sheet commitments	39,934	33,860
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	2,556	3,647
Non-trading financial assets at fair value through profit or loss	5	74
Derivatives	5,911	4,638
Financial assets designated at fair value through profit or loss	224	649
Financial assets at fair value through other comprehensive income	5,839	3,802
Debt securities at amortized cost, net of allowance for credit losses	5,941	7,152
Securities purchased under reverse repurchase agreements	7,484	6,906
Loans
Residential mortgages	22,643	25,284
Consumer installment and other personal	6,551	9,240
Credit card	0	0
Business and government	16,585	17,631
Total loans	45,779	52,155
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	45,779	52,155
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	7	4
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	615	521
Total assets	74,361	79,548
Liabilities
Trading deposits	4,731	2,790
Derivatives	5,681	7,039
Securitization liabilities at fair value	742	1,069
Financial liabilities designated at fair value through profit or loss	29,282	26,665
Deposits
Personal	19,759	17,289
Banks	48	0
Business and government	10,590	15,276
Total deposits, other than trading	30,397	32,565
Obligations related to securities sold short	1,236	1,647
Obligations related to securities sold under repurchase agreements	707	237
Securitization liabilities at amortized cost	568	367
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	617	608
Other liabilities	1,372	1,628
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	75,333	74,615
Off-balance sheet commitments
Total off-balance sheet commitments	25,006	27,242
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	3,604	4,107
Non-trading financial assets at fair value through profit or loss	2	0
Derivatives	6,370	5,006
Financial assets designated at fair value through profit or loss	329	251
Financial assets at fair value through other comprehensive income	3,172	6,061
Debt securities at amortized cost, net of allowance for credit losses	4,394	3,992
Securities purchased under reverse repurchase agreements	3,445	4,840
Loans
Residential mortgages	16,498	23,462
Consumer installment and other personal	5,488	7,052
Credit card	0	0
Business and government	15,415	17,491
Total loans	37,401	48,005
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	37,401	48,005
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	15	10
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	494	485
Total assets	59,226	72,757
Liabilities
Trading deposits	5,009	4,967
Derivatives	5,691	4,359
Securitization liabilities at fair value	605	739
Financial liabilities designated at fair value through profit or loss	19,378	17,192
Deposits
Personal	17,493	19,285
Banks	0	49
Business and government	15,004	10,272
Total deposits, other than trading	32,497	29,606
Obligations related to securities sold short	634	1,245
Obligations related to securities sold under repurchase agreements	95	114
Securitization liabilities at amortized cost	387	567
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	650	641
Other liabilities	2,814	922
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	67,760	60,352
Off-balance sheet commitments
Total off-balance sheet commitments	29,197	25,301
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	11,709	10,100
Non-trading financial assets at fair value through profit or loss	552	332
Derivatives	11,649	11,761
Financial assets designated at fair value through profit or loss	1,328	1,396
Financial assets at fair value through other comprehensive income	6,695	6,002
Debt securities at amortized cost, net of allowance for credit losses	39,753	28,954
Securities purchased under reverse repurchase agreements	403	786
Loans
Residential mortgages	74,375	78,900
Consumer installment and other personal	32,888	31,673
Credit card	0	0
Business and government	38,638	44,950
Total loans	145,901	155,523
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	145,901	155,523
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	66	86
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	203	199
Total assets	218,259	215,139
Liabilities
Trading deposits	7,361	6,314
Derivatives	8,527	8,034
Securitization liabilities at fair value	2,508	2,248
Financial liabilities designated at fair value through profit or loss	0	652
Deposits
Personal	16,699	17,296
Banks	1	2
Business and government	47,910	51,067
Total deposits, other than trading	64,610	68,365
Obligations related to securities sold short	6,283	6,351
Obligations related to securities sold under repurchase agreements	44	164
Securitization liabilities at amortized cost	1,566	1,602
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	1,196	1,137
Other liabilities	2,455	2,380
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	94,550	97,247
Off-balance sheet commitments
Total off-balance sheet commitments	58,680	57,297
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	34,863	33,372
Non-trading financial assets at fair value through profit or loss	3,259	2,939
Derivatives	17,638	17,913
Financial assets designated at fair value through profit or loss	3,289	2,715
Financial assets at fair value through other comprehensive income	50,444	48,054
Debt securities at amortized cost, net of allowance for credit losses	60,544	70,952
Securities purchased under reverse repurchase agreements	700	739
Loans
Residential mortgages	110,524	112,140
Consumer installment and other personal	103,033	96,668
Credit card	0	0
Business and government	90,684	89,699
Total loans	304,241	298,507
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	304,241	298,507
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	697	679
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	494	412
Total assets	476,169	476,282
Liabilities
Trading deposits	8,211	7,931
Derivatives	17,318	15,169
Securitization liabilities at fair value	14,566	13,667
Financial liabilities designated at fair value through profit or loss	3	3
Deposits
Personal	12,407	12,784
Banks	2	2
Business and government	52,756	56,791
Total deposits, other than trading	65,165	69,577
Obligations related to securities sold short	12,660	14,346
Obligations related to securities sold under repurchase agreements	40	23
Securitization liabilities at amortized cost	5,195	5,104
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	1,994	1,508
Other liabilities	1,513	2,024
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	126,665	129,352
Off-balance sheet commitments
Total off-balance sheet commitments	180,672	180,059
Later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	32,647	31,052
Non-trading financial assets at fair value through profit or loss	1,851	1,873
Derivatives	8,996	13,313
Financial assets designated at fair value through profit or loss	578	935
Financial assets at fair value through other comprehensive income	48,444	49,739
Debt securities at amortized cost, net of allowance for credit losses	108,745	115,102
Securities purchased under reverse repurchase agreements	0	0
Loans
Residential mortgages	48,398	48,240
Consumer installment and other personal	37,746	37,975
Credit card	0	0
Business and government	55,595	56,975
Total loans	141,739	143,190
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	141,739	143,190
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	3,230	3,333
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	497	507
Total assets	346,727	359,044
Liabilities
Trading deposits	3,451	3,099
Derivatives	9,156	11,785
Securitization liabilities at fair value	5,399	5,894
Financial liabilities designated at fair value through profit or loss	0	0
Deposits
Personal	1	2
Banks	0	0
Business and government	34,511	32,004
Total deposits, other than trading	34,512	32,006
Obligations related to securities sold short	12,116	12,879
Obligations related to securities sold under repurchase agreements	0	0
Securitization liabilities at amortized cost	6,755	6,300
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	856	1,288
Other liabilities	5,713	5,944
Subordinated notes and debentures	10,642	10,733
Equity	0	0
Total liabilities and equity	88,600	89,928
Off-balance sheet commitments
Total off-balance sheet commitments	5,163	4,034
No specific maturity [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	2,013	1,797
Trading loans, securities, and other	132,979	122,529
Non-trading financial assets at fair value through profit or loss	2,235	2,177
Derivatives	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	3,306	3,048
Debt securities at amortized cost, net of allowance for credit losses	(1)	(1)
Securities purchased under reverse repurchase agreements	3	0
Loans
Residential mortgages	0	0
Consumer installment and other personal	67,233	66,285
Credit card	41,070	41,662
Business and government	34,139	33,519
Total loans	142,442	141,466
Allowance for loan losses	(8,566)	(8,689)
Loans, net of allowance for loan losses	133,876	132,777
Goodwill	18,472	18,980
Other intangibles	3,437	3,409
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	5,894	6,015
Deferred tax assets	4,983	5,388
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	14,955	14,951
Total assets	322,152	311,070
Liabilities
Trading deposits	0	0
Derivatives	0	0
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	290	296
Deposits
Personal	505,962	513,437
Banks	10,150	11,796
Business and government	355,194	365,783
Total deposits, other than trading	871,306	891,016
Obligations related to securities sold short	3,317	2,771
Obligations related to securities sold under repurchase agreements	0	0
Securitization liabilities at amortized cost	0	0
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	807	869
Other liabilities	7,551	7,009
Subordinated notes and debentures	0	0
Equity	125,596	127,827
Total liabilities and equity	1,008,867	1,029,788
Off-balance sheet commitments
Total off-balance sheet commitments	1,908	2,002
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	372,655	369,746
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	12,183	16,424
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	40,416	45,279
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	36,226	31,734
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,027	23,774
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	25,417	23,268
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	51,621	49,354
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	176,008	174,265
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,861	3,658
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,896	1,990
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,056	5,389
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	118	131
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	207	233
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	323	271
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	228	325
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	369	246
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	879	931
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,618	2,864
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	302	376
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	12	12
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,292	19,043
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	233	1,312
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,286	1,004
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,385	1,855
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	751	3,143
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,411	1,787
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	6,180	7,012
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,046	2,930
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0	$ 0